SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Critical Accounting Policies [Line Items]
Research and Development Expense, Total	$ 610,000	$ 924,000	$ 1,425,000	$ 2,028,000	$ 3,691,000	$ 3,711,000
Cash and Cash Equivalents, at Carrying Value, Total	$ 121,000	$ 4,791,000	$ 121,000	$ 4,791,000	2,316,000	3,587,000	$ 2,345,000
Depreciation					7,000	6,000
Credit Concentration Risk [Member]
Summary Of Critical Accounting Policies [Line Items]
Cash, Uninsured Amount					1,900,000	3,100,000
Cash, FDIC Insured Amount					$ 250,000	$ 250,000
Maximum [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					17 years
Property, Plant and Equipment, Useful Life					5 years
Minimum [Member]
Summary Of Critical Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life					12 years
Property, Plant and Equipment, Useful Life					3 years